27. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 31,162,346	$ 47,213,517	$ 30,635,184	$ 30,304,154
Other current financial assets	10,265,207	5,492,090
Other current non-financial assets	6,935,589	7,498,526
Trade and other accounts receivable	187,422,436	180,332,662
Accounts receivable from related entities	11,379,684	12,954,739
Inventory	235,733,091	230,289,756
Biological assets	18,949,252	19,186,291
Current tax assets	30,059,783	17,501,606
Total current assets	531,907,388	520,469,187
Non-current assets
Other non-current financial assets	25,591,638	18,303,296
Other non-current non-financial assets	4,227,938	4,467,288
Non-current accounts receivables	742,414	4,624,317
Investments accounted for using equity method	21,819,709	23,433,439	23,602,244
Intangible assets other than goodwill	43,426,623	40,647,715
Goodwill	31,021,819	26,769,828
Property, plant and equipment	381,736,948	361,938,676	347,762,584
Deferred tax assets	16,352,110	15,184,840
Total non-current assets	524,919,199	495,369,399	472,629,607
Total assets	1,056,826,587	1,015,838,586	$ 982,687,472
CHILEAN PESO
Current assets
Cash and cash equivalents	16,053,806	27,057,935
Other current financial assets	2,425,216	2,554,984
Other current non-financial assets	3,752,274	3,235,644
Trade and other accounts receivable	41,977,573	41,364,584
Accounts receivable from related entities	355,759	310,130
Inventory	149,597,163	135,066,618
Biological assets	16,005,454	16,197,185
Current tax assets	27,288,090	10,336,340
Total current assets	257,455,335	236,123,420
Non-current assets
Other non-current non-financial assets	1,088,304	1,201,634
Investments accounted for using equity method	21,819,709	23,433,439
Intangible assets other than goodwill	16,062,767	11,001,075
Property, plant and equipment	295,303,234	271,879,396
Deferred tax assets	11,788,938	11,414,951
Total non-current assets	352,503,010	318,930,495
USD
Current assets
Cash and cash equivalents	7,704,436	13,850,922
Other current financial assets	1,906,957	178,142
Other current non-financial assets	1,893,030	2,209,454
Trade and other accounts receivable	63,583,789	55,984,957
Accounts receivable from related entities	8,695,937	10,444,613
Inventory	66,985,019	70,144,756
Biological assets	2,943,798	2,989,106
Current tax assets	1,664,687	5,716,175
Total current assets	155,377,653	161,518,125
Non-current assets
Other non-current financial assets	11,884,652	3,904,809
Other non-current non-financial assets	102,447	1,939
Intangible assets other than goodwill	26,361,987	28,665,917
Goodwill	31,021,819	26,769,828
Property, plant and equipment	66,727,309	69,527,630
Deferred tax assets	3,121,230	2,364,207
Total non-current assets	132,779,386	131,234,330
CAD
Current assets
Cash and cash equivalents	265,248	116,455
Other current financial assets	74,000	73,637
Other current non-financial assets	3,904	1,670
Trade and other accounts receivable	3,426,940	3,594,907
Accounts receivable from related entities	2,327,988	2,199,996
Current tax assets	681	0
Total current assets	6,098,761	5,986,665
Non-current assets
Other non-current financial assets	826,950	977,316
Intangible assets other than goodwill	18,528	18,528
Property, plant and equipment	1,153	1,781
Total non-current assets	846,631	997,625
EUR
Current assets
Cash and cash equivalents	1,266,185	824,404
Other current financial assets	720,213	237,259
Other current non-financial assets	15,108	5,337
Trade and other accounts receivable	19,324,660	19,989,688
Inventory	1,088,494	831,555
Current tax assets	0	158,211
Total current assets	22,414,660	22,046,454
Non-current assets
Other non-current financial assets	3,612,589	3,324,287
Intangible assets other than goodwill	102,202	102,202
Property, plant and equipment	3,610,748	3,611,528
Deferred tax assets	30,270	19,390
Total non-current assets	7,355,809	7,057,407
UF
Current assets
Other current financial assets	2,125,197	1,438,313
Other current non-financial assets	970,445	1,627,323
Trade and other accounts receivable	111,841	59,672
Current tax assets	0	49,102
Total current assets	3,207,483	3,174,410
Non-current assets
Other non-current financial assets	4,921,458	4,044,435
Other non-current non-financial assets	3,037,187	3,263,715
Intangible assets other than goodwill	695,351	695,351
Property, plant and equipment	15,761,829	15,761,829
Total non-current assets	24,415,825	23,765,330
GBP
Current assets
Cash and cash equivalents	2,583,910	1,475,835
Other current financial assets	2,069,965	576,446
Other current non-financial assets	72,488	110,598
Trade and other accounts receivable	27,998,285	27,850,978
Inventory	7,746,875	10,415,729
Current tax assets	229,616	0
Total current assets	40,701,139	40,429,586
Non-current assets
Other non-current financial assets	4,345,989	5,440,651
Intangible assets other than goodwill	137,435	43,439
Property, plant and equipment	117,250	105,754
Total non-current assets	4,600,674	5,589,844
SEK
Current assets
Cash and cash equivalents	397,861	314,077
Other current financial assets	102,559	140,982
Other current non-financial assets	16,497	52,627
Trade and other accounts receivable	3,522,919	3,579,146
Inventory	2,788,348	2,577,118
Current tax assets	170,447	167,976
Total current assets	6,998,631	6,831,926
Non-current assets
Other non-current financial assets	0	611,798
Intangible assets other than goodwill	5,131	5,131
Total non-current assets	5,131	616,929
NOK
Current assets
Cash and cash equivalents	1,155,693	904,511
Other current financial assets	62,399	54,392
Other current non-financial assets	13,088	11,547
Trade and other accounts receivable	2,861,076	2,768,201
Inventory	994,328	964,751
Total current assets	5,086,584	4,703,402
Non-current assets
Intangible assets other than goodwill	12,061	12,061
Total non-current assets	12,061	12,061
BRL
Current assets
Cash and cash equivalents	1,205,972	2,039,142
Other current financial assets	565,391	20,686
Other current non-financial assets	47,687	153,711
Trade and other accounts receivable	14,174,980	15,454,588
Inventory	3,503,861	7,739,538
Current tax assets	16,851	392,025
Total current assets	19,514,742	25,799,690
Non-current assets
Non-current accounts receivables	742,414	4,624,317
Intangible assets other than goodwill	13,707	83,518
Property, plant and equipment	91,125	44,402
Deferred tax assets	1,046,136	976,819
Total non-current assets	1,893,382	5,729,056
CNY
Current assets
Cash and cash equivalents	178,350	96,596
Other current financial assets	0	51,124
Other current non-financial assets	131,085	74,050
Trade and other accounts receivable	8,441	10,051
Total current assets	317,876	231,821
Non-current assets
Property, plant and equipment	8,949	28,153
Total non-current assets	8,949	28,153
MXN
Current assets
Cash and cash equivalents	264,857	451,143
Other current financial assets	213,310	166,125
Other current non-financial assets	15,001	12,025
Trade and other accounts receivable	10,430,247	9,675,890
Inventory	3,029,003	2,549,691
Current tax assets	647,128	654,110
Total current assets	14,599,546	13,508,984
Non-current assets
Intangible assets other than goodwill	17,454	20,493
Property, plant and equipment	114,851	41,316
Deferred tax assets	360,470	407,495
Total non-current assets	492,775	469,304
ZAR
Current assets
Cash and cash equivalents	86,028	82,497
Other current non-financial assets	4,982	4,540
Trade and other accounts receivable	1,685	0
Current tax assets	42,283	27,667
Total current assets	134,978	114,704
Non-current assets
Property, plant and equipment	500	2,217
Deferred tax assets	5,066	1,978
Total non-current assets	$ 5,566	$ 4,195